DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2023
DISCONTINUED OPERATIONS
Schedule of information regarding the results and cash flows of discontinued operations

	12/31/2023	12/31/2022	12/31/2021
Net operating revenue	—	2,050,414	3,004,947
Operating costs	—	(1,028,577)	(2,282,619)
Operating expenses	—	(360,765)	(517,680)
Operating income before financial result	—	661,072	204,648

Net financial result	(332,014)	(356,990)	(629,925)
Result from equity investments	—	(68,490)	360,128
Other Income and Expenses	—	896,658	—
Operating Income Before Taxes	(332,014)	1,132,250	(65,149)
Income tax and social contribution expense	—	(145,465)	(20,081)
Profit (loss) from discontinued operations	(332,014)	986,785	(85,230)

Schedule of effect on the cash flow statement

	12/31/2023	12/31/2022	12/31/2021
Net cash used in operating activities	—	(2,908,844)	(600,801)
Net cash from (used in) financing activities	—	(174,814)	2,105,924
Net cash from (used in) investing activities	952,036	3,079,754	(1,503,660)
Net cash from (used in) investment activities of discontinued operations	952,036	(3,904)	1,463